Other Borrowed Funds	12 Months Ended
Dec. 31, 2010
Other Borrowed Funds [Abstract]
Other Borrowed Funds

17.	Other Borrowed Funds

A summary of other borrowed funds as of December 31, 2009 and 2010 is presented below.

	Korean Won (in millions)
	2009		2010
	Outstanding	Weighted average	Outstanding	Weighted average
	balance	interest rate	balance	interest rate

Borrowings from the BOK	1,560,378	1.36%	1,222,739	1.56%
Borrowings in foreign currencies	6,728,749	3.60%	7,114,602	0.53%
Borrowings from trust accounts	2,603,490	1.96%	1,848,768	2.00%
Other borrowings	1,942,640	4.66%	2,195,674	2.33%

Total	12,835,257	3.04%	12,381,783	1.47%

Other borrowed funds are defined as borrowed funds with original maturities of less than one year. Certain securities have been pledged as collateral in connection with borrowings from BOK (see Notes 34).

Certain borrowing agreements of the Company contain covenants that limit the Company’s ability to pledge the assets to secure indebtedness, to dispose, sell or transfer assets or to enter into arrangements having a similar effect.